Average Annual Total Returns	Delaware Tax-Free California Fund Bloomberg Municipal Bond Index 1 year	Delaware Tax-Free California Fund Bloomberg Municipal Bond Index 5 years	Delaware Tax-Free California Fund Bloomberg Municipal Bond Index 10 years	Delaware Tax-Free California Fund Class A 1 year	Delaware Tax-Free California Fund Class A 5 years	Delaware Tax-Free California Fund Class A 10 years	Delaware Tax-Free California Fund Class A After Taxes on Distributions 1 year	Delaware Tax-Free California Fund Class A After Taxes on Distributions 5 years	Delaware Tax-Free California Fund Class A After Taxes on Distributions 10 years	Delaware Tax-Free California Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Tax-Free California Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Tax-Free California Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Tax-Free California Fund Class C 1 year	Delaware Tax-Free California Fund Class C 5 years	Delaware Tax-Free California Fund Class C 10 years	Delaware Tax-Free California Fund Institutional Class 1 year	Delaware Tax-Free California Fund Institutional Class 5 years	Delaware Tax-Free California Fund Institutional Class Lifetime	Delaware Tax-Free California Fund Institutional Class Inception Date	Delaware Tax-Free Idaho Fund Bloomberg Municipal Bond Index 1 year	Delaware Tax-Free Idaho Fund Bloomberg Municipal Bond Index 5 years	Delaware Tax-Free Idaho Fund Bloomberg Municipal Bond Index 10 years	Delaware Tax-Free Idaho Fund Class A 1 year	Delaware Tax-Free Idaho Fund Class A 5 years	Delaware Tax-Free Idaho Fund Class A 10 years	Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions 1 year	Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions 5 years	Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions 10 years	Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Tax-Free Idaho Fund Class C 1 year	Delaware Tax-Free Idaho Fund Class C 5 years	Delaware Tax-Free Idaho Fund Class C 10 years	Delaware Tax-Free Idaho Fund Institutional Class 1 year	Delaware Tax-Free Idaho Fund Institutional Class 5 years	Delaware Tax-Free Idaho Fund Institutional Class Lifetime	Delaware Tax-Free Idaho Fund Institutional Class Inception Date	Delaware Tax-Free New York Fund Bloomberg Municipal Bond Index 1 year	Delaware Tax-Free New York Fund Bloomberg Municipal Bond Index 5 years	Delaware Tax-Free New York Fund Bloomberg Municipal Bond Index 10 years	Delaware Tax-Free New York Fund Class A 1 year	Delaware Tax-Free New York Fund Class A 5 years	Delaware Tax-Free New York Fund Class A 10 years	Delaware Tax-Free New York Fund Class A After Taxes on Distributions 1 year	Delaware Tax-Free New York Fund Class A After Taxes on Distributions 5 years	Delaware Tax-Free New York Fund Class A After Taxes on Distributions 10 years	Delaware Tax-Free New York Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Tax-Free New York Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Tax-Free New York Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Tax-Free New York Fund Class C 1 year	Delaware Tax-Free New York Fund Class C 5 years	Delaware Tax-Free New York Fund Class C 10 years	Delaware Tax-Free New York Fund Institutional Class 1 year	Delaware Tax-Free New York Fund Institutional Class 5 years	Delaware Tax-Free New York Fund Institutional Class Lifetime	Delaware Tax-Free New York Fund Institutional Class Inception Date	Delaware Minnesota High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 1 year	Delaware Minnesota High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 5 years	Delaware Minnesota High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 10 years	Delaware Minnesota High-Yield Municipal Bond Fund Class A 1 year	Delaware Minnesota High-Yield Municipal Bond Fund Class A 5 years	Delaware Minnesota High-Yield Municipal Bond Fund Class A 10 years	Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 1 year	Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 5 years	Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 10 years	Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Minnesota High-Yield Municipal Bond Fund Class C 1 year	Delaware Minnesota High-Yield Municipal Bond Fund Class C 5 years	Delaware Minnesota High-Yield Municipal Bond Fund Class C 10 years	Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class 1 year	Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class 5 years	Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Lifetime	Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Inception Date	Delaware National High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 1 year	Delaware National High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 5 years	Delaware National High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 10 years	Delaware National High-Yield Municipal Bond Fund Class A 1 year	Delaware National High-Yield Municipal Bond Fund Class A 5 years	Delaware National High-Yield Municipal Bond Fund Class A 10 years	Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 1 year	Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 5 years	Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 10 years	Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 1 year	Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 5 years	Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 10 years	Delaware National High-Yield Municipal Bond Fund Class C 1 year	Delaware National High-Yield Municipal Bond Fund Class C 5 years	Delaware National High-Yield Municipal Bond Fund Class C 10 years	Delaware National High-Yield Municipal Bond Fund Institutional Class 1 year	Delaware National High-Yield Municipal Bond Fund Institutional Class 5 years	Delaware National High-Yield Municipal Bond Fund Institutional Class 10 years
Total	5.21%	3.91%	4.63%	0.42%	2.96%	4.76%	0.42%	2.89%	4.73%	1.49%	3.00%	4.53%	3.39%	3.12%	4.46%	5.45%	4.17%	5.35%	Dec. 31, 2013	5.21%	3.91%	4.63%	(0.47%)	2.29%	3.06%	(0.47%)	2.29%	3.06%	0.82%	2.43%	3.09%	2.40%	2.47%	2.77%	4.45%	3.50%	4.22%	Dec. 31, 2013	5.21%	3.91%	4.63%	0.03%	2.66%	4.21%	(0.07%)	2.60%	4.18%	1.17%	2.70%	4.01%	3.05%	2.85%	3.91%	5.00%	3.87%	5.04%	Dec. 31, 2013	5.21%	3.91%	4.63%	(1.09%)	2.58%	4.05%	(1.09%)	2.58%	4.05%	0.39%	2.64%	3.92%	1.77%	2.75%	3.74%	3.81%	3.78%	4.64%	Dec. 31, 2013	5.21%	3.91%	4.63%	1.10%	4.30%	5.98%	1.06%	4.30%	5.98%	2.18%	4.21%	5.66%	4.20%	4.49%	5.68%	6.25%	5.55%	6.73%